Remuneration of the board of directors and senior management	12 Months Ended
Dec. 31, 2024
Remuneration of the board of directors and senior management [Abstract]
Disclosure of remuneration of the board of directors and senior management explanatory [Text Block]
6.7. REMUNERATION OF THE BOARD OF DIRECTORS AND SENIOR MANAGEMENT
6.7.1. Directors’ remuneration in their capacity as such (i.e. for their membership of the Board)
Under the Company’s current remuneration scheme, regulated by Article 8.5 of its Articles of Association, the Company has a policy in respect of the remuneration of Executive Directors and Non-Executive Directors. This policy, whether or not combined for Executive Directors and Non-Executive Directors, is proposed by the Board for adoption by the General Meeting.
The Directors’ Remuneration Policy adopted by the General Meeting of Ferrovial International SE on June 13, 2023 (as also approved by the General Meeting of Ferrovial, S.A. held on April 13, 2023), which came into effect upon completion of the merger between Ferrovial, S.A. and Ferrovial International SE (renamed Ferrovial SE), fixed the overall maximum annual amount of Directors’ remuneration at EUR 1,900,000 for the duration of the Policy.
Directors’ remuneration comprises: (i) a fixed allocation, a part of which is paid on a quarterly basis and the remainder (complementary fixed allocation) in a single payment at the end of the financial year; and (ii) attendance fees for actual attendance at Board and Committee meetings. Remuneration is linked to the functions and responsibilities assigned to each Director, membership on Board Committees and other objective circumstances that the Board of Directors deems relevant, thereby ensuring their long-term independence and commitment.
On the same date these financial statements are approved, the Board of Directors approves a Remuneration Report which is published on the Company’s website as part of the Management Report. The report describes in greater detail aspects of the Company's remuneration policy applicable in the current year, providing an overview of how it has been applied in 2024. The table below shows the itemized remuneration of the members of the Board of Directors in their capacity as such accrued during 2024 and 2023.
Should more meetings be held than initially envisaged or, for any other reason, the total and joint maximum annual amount is exceeded, the difference is firstly deducted from the amount of the complementary fixed allocation proportionally for each Director proportionally to his/her condition. In accordance with the resolutions adopted by the Board of Directors, if the amount of the attendance fees plus the amount of fixed components does not reach the said maximum annual figure, the difference may be distributed among the Directors on a pro rata basis according their period of office during the year, if the Board so determines. This distribution was carried out in 2023 and 2024, adding the amount to the complementary fixed allocation.
The difference between the amounts of attendance fees and complementary fixed allocation in 2024 and 2023 is explained by the fact that: (i) there were more meetings in 2023 than in 2024; y (ii) the amount distributed to the Directors as described in the last two sentences of the previous paragraph was higher in 2024.
This table does not include remuneration received by the Executive Directors for discharging executive duties at the Company, as described in Note 6.7.2.

2024
DIRECTOR (Thousand euro)	FIXED ALLOWANCE	PER DIEMS	ADDITIONAL FIXED REMUNERATION (a)	TOTAL
Rafael del Pino	35	103	107	245
Oscar Fanjul	35	76	96	206
Ignacio Madridejos	35	51	61	148
María del Pino	35	51	61	148
José Fernando Sánchez-Junco	35	58	61	154
Philip Bowman	35	49	61	145
Hanne Sorensen	35	35	61	131
Bruno Di Leo	35	49	61	145
Juan Hoyos	35	51	61	148
Gonzalo Urquijo	35	56	61	152
Hildegard Wortmann	35	36	61	132
Alicia Reyes	35	49	61	145
TOTAL	420	665	815	1,900
(a) These amounts include the remaining amount up to the maximum annual amount of the 2024 compensation distributed pro rata among the Directors.
(*) The amounts shown are rounded.

2023
DIRECTOR (Thousand euro)	FIXED ALLOWANCE	PER DIEMS	ADDITIONAL FIXED REMUNERATION (a)	TOTAL
Rafael del Pino	35	119	99	253
Oscar Fanjul	35	86	87	208
Ignacio Madridejos	35	60	53	148
María del Pino	35	57	53	145
José Fernando Sánchez-Junco	35	66	53	154
Philip Bowman	35	55	53	143
Hanne Sorensen	35	47	53	135
Bruno Di Leo	35	55	53	143
Juan Hoyos	35	60	53	148
Gonzalo Urquijo	35	62	53	150
Hildegard Wortmann	35	42	53	130
Alicia Reyes Revuelta	35	55	53	143
TOTAL	420	764	716	1,900
(a) Includes the amount of the difference up to the maximum annual amount of the 2023 compensation distributed pro rata among the Directors.
(*) The amounts shown are rounded.
6.7.2. Individual executive directors´ remuneration
a) Remuneration accrued in 2024, 2023 and 2022
In 2024, the following remuneration accrued to the executive directors for the performance of their functions, irrespective of the remuneration referred to in the preceding section.

2024
EXECUTIVE DIRECTORS’ REMUNERATION * (Thousand euro)	RAFAEL DEL PINO (2)	IGNACIO MADRIDEJOS (2)	TOTAL
Fixed remuneration	1,500	1,450	2,950
Variable remuneration	2,786	2,097	4,883
Life insurance premiums	11	7	18
Other remuneration in kind	3	36	39
Plans linked to shares (1)	1,946	1,946	3,892
Total 2024	6,246	5,536	11,782
*Remuneration as executive directors
(1) In March 2024, a number of shares equivalent to the level of completion of the units allocated in 2021 were delivered, after the relevant withholding had been made. The shares received by Rafael del Pino and Ignacio Madridejos were reported to the Dutch regulator, the AFM (Autoriteit Financiële Markten), both on 14 March 2024.
The 2023 information is shown in the following table:

2023
EXECUTIVE DIRECTORS’ REMUNERATION * (Thousand euro)	RAFAEL DEL PINO	IGNACIO MADRIDEJOS (2)	TOTAL
Fixed remuneration	1,500	1,313	2,813
Variable remuneration	2,809	1,926	4,735
Life insurance premiums	10	5	15
Other remuneration in kind	3	13	16
Plans linked to shares (1)	795	795	1,590
Total 2023	5,117	4,052	9,169
*Remuneration as executive directors
(1) In March 2023, a number of shares equivalent to the level of completion of the units allocated in 2020 were delivered, after the relevant withholding had been made. The Spanish Regulator, the CNMV, was notified of the shares received by Rafael del Pino and by Ignacio Madridejos on 13/3/2023 and 9/3/2023, respectively (at that time, Ferrovial shares were only traded on the Spanish Stock Exchanges).
(2) EUR 1,150 thousand until June 15, 2023 and EUR 1,450 thousand from June 16, 2023 onwards.
The 2022 information is shown in the following table:

2022
EXECUTIVE DIRECTORS’ REMUNERATION * (Thousand euro)	RAFAEL DEL PINO	IGNACIO MADRIDEJOS (2)	TOTAL
Fixed remuneration	1,500	1,150	2,650
Variable remuneration	2,609	1,538	4,147
Life insurance premiums	10	5	15
Share plans (1)	883	183	1,066
Total 2022	5,002	2,876	7,878
*Remuneration as executive directors
(1) In March 2022, a number of shares equivalent to the level of completion of the units allocated in 2019 were delivered, after the relevant withholding had been made. The CNMV was notified of the shares received by Rafael del Pino and by Ignacio Madridejos on 21/3/2022 and 17/3/2022, respectively.
(2) In 2022, the amount of EUR 8 thousand was allocated to Ignacio Madridejos as remuneration in kind relating to a company car.
b) Share-based remuneration schemes
There follows a breakdown of the share-based remuneration schemes linked to objectives, entitlement to which has not yet vested:

EXECUTIVE DIRECTORS’ PLAN AT 31.12.2024	UNITS		NO. OF VOTING RIGHTS	% NO. OF VOTING RIGHTS
Rafael del Pino y Calvo-Sotelo	2022 allocation	56,400	56,400	0.008%
	2023 allocation	50,680	50,680	0.007%
	2024 allocation	39,241	39,241	0.005%
Ignacio Madridejos Fernández	2022 allocation	56,400	56,400	0.008%
	2023 allocation	69,925	69,925	0.009%
	2024 allocation	61,441	61,441	0.008%

6.7.3. Pension funds and plans for life insurance premiums
As in 2023, no contributions were made in 2024 to pension plans or funds for former or current members of the Company’s Board of Directors or for directors of the Company who are members of other Boards of Directors and/or senior managers of Group companies and associates. No such commitments were made during the year.
As regards life insurance premiums, the Company has insurance policies covering death (for which premiums totaling EUR 18 thousand were paid in 2024; EUR 15 thousand in 2023), under which the executive directors are beneficiaries. No life insurance premiums were paid for Company directors who are members of other Boards of Directors and/or senior managers of Group companies or associates.
Lastly, the Company has arranged a third-party liability insurance policy covering the directors and managers of the Group companies parented by the Company. The insured parties include the Company’s directors. The premium paid in 2024 under the aforementioned insurance policy amounted to EUR 1,757 thousand (EUR 1,073 thousand in 2023).
6.7.4. Advances and loans
At 31 December 2024, no advances or loans had been granted by the Company to the directors in their capacity as such or as members of other Boards of Directors or senior managers of Group companies or associates.
6.7.5. Senior management remuneration
The overall remuneration accrued to the Company’s senior managers in 2024 is analyzed below (*):

SENIOR MANAGEMENT REMUNERATION (Thousand euro) (*)	2024	2023
Fixed remuneration	5,793	5,094
Variable remuneration	6,205	5,534
Performance-based share plan	5,638	1,934
Remuneration as members of administrative bodies of other Group companies, jointly-controlled entities or associates	39	33
Insurance premiums	20	19
Other (1)	226	486
Other (2)	1,433	533
Total	19,355	13,633
(1) Separation of members of the Non-Management Committee (amount subject to personal income tax).
(2) Expatriates´ payments
(*) The Senior Management average remuneration is not broken down by gender in order to keep it confidential, given that there are not enough incumbents in each position of equal value
The remuneration shown corresponds to the holders of the following positions in all or part of 2024: General Secretary, Chief Financial Officer, Chief Human Resources Officer, Chief Investment Officer, Chief Construction Officer, Chief Airports Officer, Chief Toll Roads Officer, Chief Energy
Officer, Chief Mobility & Services Officer, Chief Information and Innovation Systems Officer, Chief Audit and Risk Officer, Chief Communications and Corporate Responsibility Officer, Chief Strategy Officer, Chief Compliance and Risk Officer, Chief Sustainability Officer and Chief Digital Infrastructure Officer . The remuneration of the members of senior management who have been Executive Directors at the same time is not included, since it is indicated in the Note 6.7.2.
The Company has also implemented a “Flexible Remuneration Scheme”, which allows employees to voluntarily change their remuneration package based on personal needs, replacing a portion with certain benefits in kind. These products include a life and retirement savings group insurance scheme. Participants may request that a portion of their gross annual remuneration be paid by the Company in the form of a premium under a life and retirement savings group insurance policy. The senior managers requested contributions totaling EUR 137 thousand from the Company, replacing the remuneration shown in the table above (EUR 71 thousand in 2023).
6.7.6. Other disclosures on remuneration
The agreements between the Company and the senior managers specifically provide for the right to receive the indemnities referred to in Article 56 of the Spanish Labour Statute in the event of unfair dismissal.
In order to encourage loyalty and continuity, a deferred remuneration scheme was granted to thirteen senior managers, including one executive director. The scheme consists of extraordinary remuneration that will only be paid in one of the following circumstances:
•Exit of the senior manager by mutual agreement upon reaching a certain age.
•Unfair dismissal or exit at the Company’s discretion without cause for dismissal, before the senior manager reaches the age initially agreed, if the amount exceeds the figure stipulated in the Labour Statute.
•Death or disability of the senior manager.
To cover this incentive, each year the Company makes contributions to a group savings insurance policy under which the Company is both policyholder and beneficiary. The contributions are quantified on the basis of a certain percentage of each senior manager’s total monetary remuneration. Contributions made in 2024 amounted to EUR 2,391 thousand (EUR 2,076 thousand in 2023), of which EUR 582 thousand relates to the executive director (EUR 527 thousand in 2023).